Accumulated Costs with Respect to Projects in Excess of Progress Payments (Progress Payments in Excess of Accumulated Costs with Respect to Projects)	12 Months Ended
Dec. 31, 2016
Progress Payments Of Accumulated Costs [Abstract]
ACCUMULATED COSTS WITH RESPECT TO PROJECTS IN EXCESS OF PROGRESS PAYMENTS (PROGRESS PAYMENTS IN EXCESS OF ACCUMULATED COSTS WITH RESPECT TO PROJECTS)

NOTE 5 - ACCUMULATED COSTS WITH RESPECT TO PROJECTS IN EXCESS OF PROGRESS PAYMENTS (PROGRESS PAYMENTS IN EXCESS OF ACCUMULATED COSTS WITH RESPECT TO PROJECTS):

Composition:

	December 31,
	2016	2015
	(U.S. dollar in thousands)

Prepaid expenses	548	2,630
Advanced payments from customers	(397)	(3,649)

Accumulated costs with respect to projects in excess of progress payments (progress payments in excess of accumulated costs with respect to projects)	151	(1,019)